Income Taxes and Federal Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Deferred income tax asset:
Total deferred income tax asset	$ (7,388,422)	$ (146,192,485)	$ (100,324,689)
PEMEX [member]
Deferred income tax asset:
Provisions		8,299,818	5,906,581	$ 25,414,822
Employee benefits provision		130,075,323	125,973,332	247,834,882
Advance payments from clients		2,774,306	1,046,010	1,015,357
Accrued liabilities		371,987	2,269,561	1,514
Non-recoverable accounts receivable		739,748	778,179	104,346
Derivative financial instruments		79,255	223,518	22,506
Wells, pipelines, properties and equipment		405,439,818	458,273,897	446,970,333
Tax loss carryforwards		34,110,960	43,327,737	14,894,231
Total deferred income tax asset		581,891,215	637,798,815	736,257,991
Valuation reserve		(500,564,925)	(565,125,697)	(681,357,607)
Deferred asset net		81,326,290	72,673,118	54,900,384
Deferred income tax liability:
Wells, pipelines, properties plant and equipment		(3,443,618)	(3,632,294)	(1,909,529)
Other		(810,310)	(502,242)	(274,305)
Total deferred income tax liability		(4,253,928)	(4,134,536)	(2,183,834)
Net long-term deferred income tax liability		77,072,362	68,538,582	$ 52,716,550
PEMEX [member] | Recognized in profit and loss [member]
Deferred income tax asset:
Provisions		2,393,237	(19,508,241)
Employee benefits provision		4,902,275	(119,837,137)
Advance payments from clients		1,728,296	30,653
Accrued liabilities		(1,897,574)	2,268,047
Non-recoverable accounts receivable		(38,431)	673,833
Derivative financial instruments		(144,263)	201,012
Wells, pipelines, properties and equipment		(52,834,079)	11,303,564
Tax loss carryforwards		(9,216,777)	28,433,506
Total deferred income tax asset		(55,107,316)	(96,434,763)
Valuation reserve		64,560,772	116,231,910
Deferred asset net		9,453,456	19,797,147
Deferred income tax liability:
Wells, pipelines, properties plant and equipment		188,676	(726,999)
Other		(308,068)	(227,937)
Total deferred income tax liability		(119,392)	(954,936)
Net long-term deferred income tax liability		9,334,064	18,842,211
PEMEX [member] | Recognized in OCI and equity [member]
Deferred income tax asset:
Employee benefits provision		(800,284)	(2,024,413)
Total deferred income tax asset		(800,284)	(2,024,413)
Deferred asset net		(800,284)	(2,024,413)
Deferred income tax liability:
Wells, pipelines, properties plant and equipment			(995,766)
Total deferred income tax liability			(995,766)
Net long-term deferred income tax liability		$ (800,284)	$ (3,020,179)